Note 8 - Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of detailed information about trade and accounts receivable, explanatory [text block]
	As of December 31,
	2025	2024
Accounts receivable	$55,085,782	$33,135,718
Less: Allowance for ECLs	(944,191)	(7,465,561)
	$54,141,591	$25,670,157

Disclosure of detailed information about trade and account's receivables aging analysis [text block]
	As of December 31,
	2025	2024
Not past due	$26,538,008	$514,854
Up to 90 days	20,100,156	25,147,001
91 to 180 days	-	105,571
181 to 365 days	8,447,618	4,290
Over 365 days	-	7,364,002
	$55,085,782	$33,135,718

Schedule of detailed information about accounts and other receivables [text block]
	2025	2024
At January 1	$7,465,561	$13,114,951
Provision for ECLs	862,634	897,170
Write-off	(7,353,344)	(6,084,336)
Currency translation adjustments	(30,660)	(462,224)
At December 31	$944,191	$7,465,561